Offsetting of Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Offsetting Of Assets and Liabilities [Abstract]
Repurchase liabilities

The following table presents the liabilities subject to an enforceable master netting agreement as of March 31, 2013 and December 31, 2012.

	Gross Recognized Liabilities	Gross Amounts Offset	Net Amounts Presented	Gross Amounts Not Offset	Net Amount
	(In Thousands)
March 31, 2013
Repurchase Agreements
Short-term	$29,847	—	29,847	29,847	—
Long-term	84,000	—	84,000	84,000	—
	$113,847	—	113,847	113,847	—

December 31, 2012
Repurchase Agreements
Short-term	$38,090	—	38,090	38,090	—
Long-term	84,000	—	84,000	84,000	—
	$122,090	—	122,090	122,090	—